Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	cetft_SupplementTextBlock

Supplement dated April 14, 2014

to the Prospectus of the following fund:

Fund	Prospectus Dated
Columbia ETF Trust
Columbia Select Large Cap Value ETF	3/1/2014
On or about May 30, 2014, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
At least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index (the Index) at the time of investment. The Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The market capitalization range of the companies included within the Index was $922 million to $469.9 billion as of January 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities consistent with its value investment approach.
Quantitative analysis and risk management also play a role in identifying investment opportunities and constructing the Fund's portfolio.
On or about May 30, 2014, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.

Columbia Select Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetft_SupplementTextBlock

Supplement dated April 14, 2014

to the Prospectus of the following fund:

Fund	Prospectus Dated
Columbia ETF Trust
Columbia Select Large Cap Value ETF	3/1/2014
On or about May 30, 2014, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
At least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index (the Index) at the time of investment. The Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The market capitalization range of the companies included within the Index was $922 million to $469.9 billion as of January 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities consistent with its value investment approach.
Quantitative analysis and risk management also play a role in identifying investment opportunities and constructing the Fund's portfolio.
On or about May 30, 2014, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
At least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index (the Index) at the time of investment. The Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The market capitalization range of the companies included within the Index was $922 million to $469.9 billion as of January 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities consistent with its value investment approach.